                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Firsthand Capital Management, Inc.
                 ----------------------------------
   Address:      125 South Market
                 ----------------------------------
                 Suite 1200
                 ----------------------------------
                 San Jose, California 95113
                 ----------------------------------

Form 13F File Number: 28-04505
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (408) 294-2200
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kevin Landis                   San Jose, California    11/4/05
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:          129
                                        --------------------

Form 13F Information Table Value Total: $            748,430
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-42                        The Equitable Life Assurance Society
    ------       -----------------         ------------------------------------

                           FORM 13F INFORMATION TABLE

                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 AS OF 09/30/05

      COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------- -------------- --------- ----------- ---------------------- ---------- -------- -------------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN   CALL   DISCRETION MANAGERS    SOLE    SHARED   NONE
------------------------- -------------- --------- ----------- --------- ----- ------ ---------- -------- --------- -------- ------
Corning, Inc.             Common Stock   219350105 $ 44,474.85 2,300,820 SH           SOLE                2,299,990             830
SanDisk Corp.             Common Stock   80004C101 $ 39,991.05   828,830 SH           SOLE                  828,490             340
Netflix, Inc.             Common Stock   64110L106 $ 36,445.78 1,402,300 SH           SOLE                1,402,300
Applied Materials, Inc.   Common Stock   038222105 $ 27,648.65 1,630,227 SH           SOLE                1,629,602             625
Texas Instruments, Inc.   Common Stock   882508104 $ 27,303.98   805,427 SH           SOLE                  804,895             532
Cisco Systems, Inc.       Common Stock   17275R102 $ 26,078.74 1,454,475 SH           SOLE                1,453,780             695
Comverse Technology, Inc. Common Stock   205862402 $ 24,759.48   942,500 SH           SOLE                  942,500
VeriSign, Inc.            Common Stock   92343E102 $ 24,395.46 1,141,575 SH           SOLE                1,140,830             745
Akamai Technologies, Inc. Common Stock   00971T101 $ 20,693.53 1,297,400 SH           SOLE                1,297,400
Tekelec, Inc.             Common Stock   879101103 $ 18,348.01   875,800 SH           SOLE                  875,800
QUALCOMM, Inc.            Common Stock   747525103 $ 17,377.59   388,326 SH           SOLE                  387,895             431
Western Digital Corp.     Common Stock   958102105 $ 16,822.71 1,301,060 SH           SOLE                1,301,060
Symbol Technologies, Inc. Common Stock   871508107 $ 15,681.60 1,620,000 SH           SOLE                1,620,000
Taiwan Semiconductor
 Manufacturing Co. - ADR  ADR            874039100 $ 15,416.15 1,875,444 SH           SOLE                1,873,484           1,960
SAP AG - ADR              ADR            803054204 $ 14,438.42   333,220 SH           SOLE                  332,915             305
FLIR Systems, Inc.        Common Stock   302445101 $ 13,754.70   465,000 SH           SOLE                  465,000
Cypress Semiconductor
 Corp.                    Common Stock   232806109 $ 12,882.80   856,000 SH           SOLE                  856,000
Agilent Technologies,
 Inc.                     Common Stock   00846U101 $ 12,553.04   383,299 SH           SOLE                  382,921             378
Aeroflex, Inc.            Common Stock   007768104 $ 12,253.92 1,309,180 SH           SOLE                1,309,180
Amdocs Ltd.               Common Stock   G02602103 $ 12,171.81   438,940 SH           SOLE                  438,485             455
UTStarcom, Inc.           Common Stock   918076100 $ 11,431.79 1,399,240 SH           SOLE                1,399,240
Microsoft Corp.           Common Stock   594918104 $ 11,213.85   435,828 SH           SOLE                  435,480             348
Wind River Systems, Inc.  Common Stock   973149107 $ 11,024.12   852,600 SH           SOLE                  852,600
Zoran Corp.               Common Stock   98975F101 $ 10,885.59   761,230 SH           SOLE                  761,230
Oracle Corp.              Common Stock   68389X105 $ 10,653.29   859,830 SH           SOLE                  858,960             870
Xilinx, Inc.              Common Stock   983919101 $ 10,081.92   362,008 SH           SOLE                  361,560             448
Adobe Systems, Inc.       Common Stock   00724F101 $  9,987.18   334,579 SH           SOLE                  334,205             374
Altera Corp.              Common Stock   021441100 $  9,833.22   514,559 SH           SOLE                  513,955             604
ASML Holding N.V.         Common Stock   N07059111 $  9,678.79   586,238 SH           SOLE                  585,648             590
Pixar                     Common Stock   725811103 $  9,513.79   213,745 SH           SOLE                  213,505             240
PMC-Sierra, Inc.          Common Stock   69344F106 $  9,300.72 1,055,700 SH           SOLE                1,055,700
Semiconductor
 Manufacturing
 International Corp.      Common Stock   81663N206 $  9,116.00 1,060,000 SH           SOLE                1,060,000
Flextronics International
 Ltd.                     Common Stock   Y2573F102 $  7,915.92   616,025 SH           SOLE                  615,440             585
Intel Corp.               Common Stock   458140100 $  7,697.80   312,284 SH           SOLE                  311,965             319
Cree, Inc.                Common Stock   225447101 $  7,506.00   300,000 SH           SOLE                  300,000
Napster, Inc.             Common Stock   630797108 $  7,495.90 1,873,975 SH           SOLE                1,873,975
Citrix Systems, Inc.      Common Stock   177376100 $  6,993.95   278,200 SH           SOLE                  278,200
L-3 Communications
 Holdings, Inc.           Common Stock   502424104 $  6,325.60    80,000 SH           SOLE                   80,000
eBay, Inc.                Common Stock   278642103 $  6,150.34   149,280 SH           SOLE                  149,155             125
Stratex Networks, Inc.    Common Stock   86279T109 $  6,147.94 2,364,591 SH           SOLE                2,364,591
Google, Inc.              Common Stock   38259P508 $  5,955.46    18,819 SH           SOLE                   18,800              19
Nokia Corp. - ADR         ADR            654902204 $  5,868.95   347,070 SH           SOLE                  346,765             305
TriQuint Semiconductor,
 Inc.                     Common Stock   89674K103 $  5,848.48 1,661,500 SH           SOLE                1,661,500
Manhattan Associates,
 Inc.                     Common Stock   562750109 $  5,046.00   217,500 SH           SOLE                  217,500
Websense, Inc.            Common Stock   947684106 $  4,988.88    97,420 SH           SOLE                   97,420
TranSwitch Corp.          Common Stock   894065101 $  4,958.76 2,883,000 SH           SOLE                2,883,000
Zebra Technologies
 Corporation              Common Stock   989207105 $  4,866.71   124,500 SH           SOLE                  124,500
IAC/InterActiveCorp.      Common Stock   44919P300 $  4,789.72   188,944 SH           SOLE                  188,724             220
Sybase, Inc.              Common Stock   871130100 $  4,684.00   200,000 SH           SOLE                  200,000
Anaren, Inc.              Common Stock   032744104 $  4,410.06   312,770 SH           SOLE                  312,770
Teradyne, Inc.            Common Stock   880770102 $  4,295.45   260,330 SH           SOLE                  260,080             250
Harris Corp.              Common Stock   413875105 $  4,204.66   100,590 SH           SOLE                  100,590
ViaSat, Inc.              Common Stock   92552V100 $  3,957.80   154,300 SH           SOLE                  154,300
Skyworks Solutions, Inc.  Common Stock   83088M102 $  3,498.07   498,300 SH           SOLE                  498,300
SpectraLink Corp.         Common Stock   847580107 $  3,145.43   246,700 SH           SOLE                  246,700
Intevac, Inc.             Common Stock   461148108 $  3,030.78   293,965 SH           SOLE                  293,965
Kopin Corp.               Common Stock   500600101 $  2,633.46   378,915 SH           SOLE                  378,915
PDF Solutions, Inc.       Common Stock   693282105 $  2,400.69   144,620 SH           SOLE                  144,620
Monster Worldwide, Inc.   Common Stock   611742107 $  2,146.63    69,900 SH           SOLE                   69,900
TeleCommunication
 Systems, Inc. - A        Common Stock   87929J103 $  2,060.49   788,100 SH           SOLE                  788,100
Lexar Media, Inc.         Common Stock   52886P104 $  1,919.90   299,985 SH           SOLE                  299,985
Yahoo! Inc.               Common Stock   984332106 $  1,861.20    55,000 SH           SOLE                   55,000
Time Warner, Inc.         Common Stock   887317105 $  1,858.09   102,600 SH           SOLE                  102,600
Applied Micro Circuits
 Corp.                    Common Stock   03822W109 $  1,799.70   599,900 SH           SOLE                  599,900
Freescale Semiconductor,
 Inc.                     Common Stock   35687M206 $  1,796.98    76,208 SH           SOLE                   76,208
Novell, Inc.              Common Stock   670006105 $  1,759.69   236,200 SH           SOLE                  236,200
Emdeon Corp.              Common Stock   290849108 $  1,440.40   130,000 SH           SOLE                  130,000
First Data Corp.          Common Stock   319963104 $  1,400.00    35,000 SH           SOLE                   35,000
CNET Networks, Inc.       Common Stock   12613R104 $  1,346.14    99,200 SH           SOLE                   99,200
Fair Isaac Corp.          Common Stock   303250104 $  1,344.00    30,000 SH           SOLE                   30,000
Applied Films Corp.       Common Stock   038197109 $  1,339.80    63,800 SH           SOLE                   63,800
CheckFree Corp.           Common Stock   162813109 $  1,323.70    35,000 SH           SOLE                   35,000
Packeteer, Inc.           Common Stock   695210104 $  1,321.52   105,300 SH           SOLE                  105,300
Airspan Networks, Inc.    Common Stock   00950H102 $  1,286.85   255,835 SH           SOLE                  255,835
Power Integrations, Inc.  Common Stock   739276103 $  1,256.06    57,750 SH           SOLE                   57,750
Avici Systems, Inc.       Common Stock   05367L802 $  1,149.03   252,535 SH           SOLE                  252,535

Alvarion Ltd.             Common Stock   M0861T100 $  1,129.59   138,600 SH           SOLE                  138,600
Overstock.com, Inc.       Common Stock   690370101 $  1,104.48    28,800 SH           SOLE                   28,800
ActivCard Corp.           Common Stock   00506J107 $  1,104.15   255,000 SH           SOLE                  255,000
Microvision, Inc.         Common Stock   594960106 $  1,083.74   183,685 SH           SOLE                  183,685
Dell, Inc.                Common Stock   24702R101 $  1,026.00    30,000 SH           SOLE                   30,000
Symantec Corp.            Common Stock   871503108 $  1,006.97    44,438 SH           SOLE                   44,438
Verint Systems, Inc.      Common Stock   92343X100 $    990.75    24,200 SH           SOLE                   24,200
Expedia Inc.              Common Stock   30212P105 $    984.24    49,684 SH           SOLE                   49,684
InfoSpace, Inc.           Common Stock   45678T201 $    890.35    37,300 SH           SOLE                   37,300
Synaptics, Inc.           Common Stock   87157D109 $    795.24    42,300 SH           SOLE                   42,300
ValueClick, Inc.          Common Stock   92046N102 $    791.27    46,300 SH           SOLE                   46,300
Cognos, Inc.              Common Stock   19244C109 $    790.28    20,300 SH           SOLE                   20,300
Altiris, Inc.             Common Stock   02148M100 $    779.79    51,000 SH           SOLE                   51,000
OpenTV Corp.              Common Stock   G67543101 $    770.02   268,300 SH           SOLE                  268,300
RSA Security, Inc.        Common Stock   749719100 $    762.60    60,000 SH           SOLE                   60,000
Microtunes, Inc.          Common Stock   59514P109 $    723.30   116,100 SH           SOLE                  116,100
WebEx Communications,
 Inc.                     Common Stock   94767L109 $    661.77    27,000 SH           SOLE                   27,000
Finisar Corp.             Common Stock   31787A101 $    652.81   476,500 SH           SOLE                  476,500
Lionbridge Technologies,
 Inc.                     Common Stock   536252109 $    626.40    92,800 SH           SOLE                   92,800
EMC Corp.                 Common Stock   268648102 $    613.68    47,425 SH           SOLE                   47,425
HI/FN, Inc.               Common Stock   428358105 $    555.00   100,000 SH           SOLE                  100,000
Vyyo, Inc.                Common Stock   918458209 $    537.40   139,585 SH           SOLE                  139,585
WebSideStory, Inc.        Common Stock   947685103 $    531.60    30,000 SH           SOLE                   30,000
Agere Systems, Inc. - A   Common Stock   00845V308 $    523.82    50,319 SH           SOLE                   50,319
Ceragon Networks Ltd.     Common Stock   M22013102 $    513.23   106,700 SH           SOLE                  106,700
Anteon Corp               Common Stock   03674E108 $    500.29    11,700 SH           SOLE                   11,700
Volterra Semiconductor
 Corp.                    Common Stock   928708106 $    490.80    40,000 SH           SOLE                   40,000
LivePerson, Inc.          Common Stock   538146101 $    480.45   127,100 SH           SOLE                  127,100
Trident Microsystems,
 Inc.                     Common Stock   895919108 $    477.15    15,000 SH           SOLE                   15,000
Amazon.com, Inc.          Common Stock   023135106 $    453.00    10,000 SH           SOLE                   10,000
Comcast Corp. - Special
 CL A                     Common Stock   20030N200 $    431.70    15,000 SH           SOLE                   15,000
Red Hat, Inc.             Common Stock   756577102 $    423.80    20,000 SH           SOLE                   20,000
International Business
 Machines Corp.           Common Stock   459200101 $    401.10     5,000 SH           SOLE                    5,000
Priceline.com, Inc.       Common Stock   741503403 $    386.40    20,000 SH           SOLE                   20,000
Dassault Systemes SA      Common Stock   237545108 $    383.39     7,400 SH           SOLE                    7,400
RADWARE LTD.              Common Stock   M81873107 $    381.00    20,000 SH           SOLE                   20,000
iVillage, Inc.            Common Stock   46588H105 $    363.00    50,000 SH           SOLE                   50,000
PlanetOut, Inc.           Common Stock   727058109 $    337.60    40,000 SH           SOLE                   40,000
Universal Display Corp    Common Stock   91347P105 $    334.50    30,000 SH           SOLE                   30,000
JDS Uniphase Corp.        Common Stock   46612J101 $    333.00   150,000 SH           SOLE                  150,000
PowerDsine, Ltd.          Common Stock   M41415106 $    330.60    30,000 SH           SOLE                   30,000
JAMDAT Mobile, Inc.       Common Stock   47023T100 $    315.00    15,000 SH           SOLE                   15,000
Affiliated Computer
 Services, Inc.           Common Stock   008190100 $    273.00     5,000 SH           SOLE                    5,000
3D Systems Corporation    Common Stock   88554D205 $    264.54    11,900 SH           SOLE                   11,900
NIDEC Corp                Common Stock   654090109 $    262.30     8,600 SH           SOLE                    8,600
Accenture Ltd. - A        Common Stock   G1150G111 $    254.60    10,000 SH           SOLE                   10,000
Liberty Global, Inc.      Common Stock   530555101 $    206.43     7,623 SH           SOLE                    7,623
Mobile TeleSystems - ADR  ADR            607409109 $    203.40     5,000 SH           SOLE                    5,000
Syntel, Inc.              Common Stock   87162H103 $    194.90    10,000 SH           SOLE                   10,000
Liberty Global, Inc.
 Series C                 Common Stock   530555309 $    193.13     7,500 SH           SOLE                    7,500
Symmetricom, Inc.         Common Stock   871543104 $    170.28    22,000 SH           SOLE                   22,000
Therma-Wave, Inc.         Common Stock   88343A108 $    112.23    62,700 SH           SOLE                   62,700
Ramtron International
 Corp.                    Common Stock   751907304 $     84.45    28,150 SH           SOLE                   28,150
                                               129 $   748,430